Document and Entity Information (USD $)	9 Months Ended
	Sep. 30, 2014	Jun. 30, 2014
Document and Entity Information:
Entity Registrant Name	REVENUE.COM Corp
Entity Trading Symbol	REV
Document Type	S-1
Document Period End Date	Sep. 30, 2014
Amendment Flag	false
Entity Central Index Key	0001628609
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	19,000,000
Entity Public Float		$ 0
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q3